Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2065 Fund	May 30, 2024
Fidelity Freedom 2065 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.54%
Since Inception	9.05%	[1]
Fidelity Freedom 2065 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.00%
Since Inception	7.70%	[1]
Fidelity Freedom 2065 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.60%
Since Inception	6.91%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXX3K
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .